FINANCIAL ASSETS AND LIABILITIES - Summary of Credit Risk (Detail) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 24,956,110	R$ 24,761,444
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	14,658,481	13,301,716
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	3,444,636	3,927,542
Marketable securities [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	3,503,961	2,513,574
Restricted cash [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	203,252	139,933
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	2,546,799	4,151,752
Receivables from related parties [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	340,091	476,542
Receivable dividends and interest on equity [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	255,777	161,147
Other financial assets [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 3,113	R$ 89,238